Restricted cash and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Summary of Restricted Cash and Other Non-current Assets

	2021	2020
	(in € millions)
Restricted cash
Lease deposits and guarantees	51	48
Other	1	1
Other non-current assets	25	29
Total	77	78